Related Party Balance and Transactions - Schedule of operating leases with related parties (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Related Party Transaction [Line Items]
Total	$ 4,363,374	$ 560,607
Related party
Related Party Transaction [Line Items]
Total	4,240,125	544,772	$ 0
Operating lease liabilities - related party, current	(2,484,415)	(319,198)	0
Operating lease liabilities, non-current	1,755,710	225,574	0
Related party | Trend Up Investment (HK) Limited
Related Party Transaction [Line Items]
Total	$ 4,240,125	$ 544,772	$ 0